Share capital and share based payments - Disclosure of Breakdown of Expenses per Financial Year (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 2,617	€ 2,475	€ 3,826
AGA Management 2016-1&2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	1,351
AGA Employee 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	152
AGAP Management 2017 / AGAP Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	252
AGA Bonus 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	190
AGA Perf Management 2018 / AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	(232)	618	782
AGA 2018-1 Employees
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	23	579
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	71	43	29
AGAP Employee 2019 / AGAP Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	649	867	152
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	339
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	394	0
AGAP Employee 2020/AGAP Management 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	1,253	502	0
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	(28)	28	0
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	432	0	0
AGAP Employee 2021/AGAP Management 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 473	€ 0	€ 0